Transactions and Balances with Related Parties - Schedule of Debts and Loans to Related and Interested Parties (Details) - Ellomay Luzon Energy [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Annual interest rate	8.10%
Debts and loans to related and intrested parites
Interest income recognized in statement of income		€ 267	€ 1,398